LEASES	12 Months Ended
Mar. 31, 2024
Leases
LEASES

13. LEASES

The Group recognized lease assets and lease liabilities related to substantially all of the Group’s lease arrangements in the consolidated financial statements. The Group has operating leases primarily for office and operations space. The Group’s operating lease arrangements have remaining terms of one year to ten years.

The Group’s finance lease represented the lease of the used car retail superstore (the “Superstore”) in Hefei. A subsidiary of the Company, Uxin Hefei entered into a lease and purchase agreement with HCI to lease the Superstore in Hefei with a 10-year lease term with an annual lease payment of RMB147.1 million from September 2023 to September 2032, and further obtained an option to purchase the Superstore at the cost of RMB716.9 million at the end of lease term. The initial direct cost made and the incentive received on or before the lease commencement date were immaterial. On the lease commencement date, the property, plant and equipment for the Superstore amounted RMB1,563.5 million with the estimated useful lives of 50 years, being the present value of the lease payments and the exercise price of the purchase obligation using the implicit rate of return in the finance lease arrangement. The Group commenced the lease of the Superstore in September 2023. As the lease contains an option to purchase the underlying asset which is reasonably certain to be exercised by the Company, it was classified as a finance lease.

In October 2023, Uxin Hefei and HCI mutually agreed that HCI will convert its first-year rental of RMB147.1 million into an investment for the subscription of 12.02% equity interests in Uxin Hefei (Note 17).

In January 2024, the total lease payment was modified and the lease liability is remeasured based on the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification. Right-of-us assets and lease liabilities are adjusted down by RMB216.1 million upon the modification.

Supplemental Consolidated Balance Sheets information related to leases were as follows:

	March 31, 2023	March 31, 2024
	RMB	RMB

Operating leases

Right-of-use assets	84,461	168,418
Operating lease liabilities - current	7,667	12,310
Operating lease liabilities - non-current	77,462	154,846
Total operating lease liabilities	85,129	167,156

Finance leases

Right-of-use assets	-	1,339,537
Finance lease liabilities - current	-	51,160
Finance lease liabilities - non-current	-	1,191,246
Total finance lease liabilities	-	1,242,406

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

13. LEASES (CONTINUED)

The components of lease expense are as follows within the Consolidated Statements of Comprehensive Loss:

	For the fiscal year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB

Operating lease expense:
Operating lease expense	16,596	17,490	20,115
Short-term lease expense	3,228	5,905	5,452
Total operating lease expenses	19,824	23,395	25,567
Finance lease expense:
Amortization expense	-	-	14,290
Interest expense	-	-	41,184
Total finance lease expenses	-	-	55,474
Total lease expenses	19,824	23,395	81,041

Other information related to leases where the Group is the lessee was as follows:

	March 31, 2023	March 31, 2024

Weighted average remaining lease term
Operating leases	8.64	8.75
Finance leases	-	9.50
Weighted average incremental borrowing rate
Operating leases	5.13%	4.30%
Finance leases	-	6.60%

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

13. LEASES (CONTINUED)

Supplemental cash flow information related to leases were as follows:

	For the fiscal year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB

Operating cash outflows from operating leases	23,547	10,231	18,011
Right-of-use assets obtained in exchange for operating lease liabilities	23,628	84,947	97,731
Right-of-use assets obtained in exchange for finance lease liabilities, after modification	-	-	1,353,827

Maturities of lease liabilities are as follows:

	March 31, 2024
	Finance lease	Operating lease
	RMB	RMB

Fiscal year ended March 31, 2025	128,692	19,330
Fiscal year ended March 31, 2026	128,692	18,670
Fiscal year ended March 31, 2027	128,692	19,803
Fiscal year ended March 31, 2028	128,692	22,804
Fiscal year ended March 31, 2029	128,692	24,163
Thereafter	1,171,168	99,600
Total lease payments	1,814,628	204,370
Less: imputed interest	(572,222)	(37,214)
Total lease liabilities	1,242,406	167,156
Less: current portion	(51,160)	(12,310)
Non-current portion of lease liabilities	1,191,246	154,846

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)